Summary of Signification Accounting Policies - Schedule of Revenues Classified by the Geographic areas (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Signification Accounting Policies - Schedule of Revenues Classified by the Geographic areas (Details) [Line Items]
Revenues	$ 58,303,835	$ 61,686,170	$ 44,560,418
Percentage of Total revenue	100.00%	100.00%	100.00%
Singapore [Member]
Summary of Signification Accounting Policies - Schedule of Revenues Classified by the Geographic areas (Details) [Line Items]
Revenues	$ 20,816,131	$ 25,254,134	$ 24,786,700
Percentage of Total revenue	36.00%	41.00%	55.00%
Indonesia [Member]
Summary of Signification Accounting Policies - Schedule of Revenues Classified by the Geographic areas (Details) [Line Items]
Revenues	$ 37,487,704	$ 36,432,036	$ 19,541,277
Percentage of Total revenue	64.00%	59.00%	44.00%
Malaysia [Member]
Summary of Signification Accounting Policies - Schedule of Revenues Classified by the Geographic areas (Details) [Line Items]
Revenues			$ 232,441
Percentage of Total revenue			1.00%